Earnings per Common Share (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings (Loss) per Common Share
Weighted average shares outstanding - basic	89,707,000				83,487,000					84,382,000	58,754,000	56,499,000
Effect of potentially dilutive securities (in shares)	878,000				256,000					5,949,000
Weighted average shares outstanding - diluted	90,585,000				83,743,000					90,331,000	58,754,000	56,499,000
Basic earnings (loss) per common share (in dollars per share)	$ 0.26	$ 0.34	$ 0.45	$ 0.25	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 1.43	$ (0.10)	$ (0.12)
Diluted earnings (loss) per common share (in dollars per share)	$ 0.26	$ 0.34	$ 0.43	$ 0.24	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 1.40	$ (0.10)	$ (0.12)
Basic earnings per share:
Income applicable to Hilltop common stockholders	$ 23,636				$ 32,370					$ 120,343	$ (5,851)	$ (6,531)
Diluted earnings per share:
Income applicable to Hilltop common stockholders	23,760				32,370					126,074	(5,851)	(6,531)
Senior exchangeable notes
Weighted-average equivalent shares excluded from diluted loss:
Weighted-average equivalent shares excluded from diluted loss					6,208,000
Common Stock
Basic earnings per share:
Income applicable to Hilltop common stockholders	23,760				32,370					121,015	(5,851)	(6,531)
Diluted earnings per share:
Income applicable to Hilltop common stockholders	23,760				32,370					121,015	(5,851)	(6,531)
Restricted Stock
Basic earnings per share:
Less: income applicable to participating shares	$ (124)									$ (672)